Financial instruments (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		SFr 214	SFr 667
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(526)	(454)
Transfers into level 3 assets	SFr 1,676	4,276
Transfers out of level 3 assets	SFr 2,024	5,367
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		468	500
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(464)	(528)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(254)	167
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		SFr (62)	SFr 74